UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

______ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001648004

PFP 2015-2, Ltd. and PFP 2015-2, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001647988

Central Index Key Number of issuing entity (if applicable): 0001648030

Central Index Key Number of underwriter (if applicable):

Jon Brayshaw (212) 231-9071

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 10, 2015, which was obtained by the addressee thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 10, 2015, which was obtained by the addressee thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits.

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 10, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

Date: July 14, 2015

PFP 2015-2 Depositor, LLC

/s/ Jon W. Brayshaw

Jon W. Brayshaw, Vice President

PFP 2015-2, Ltd.

/s/ Jon W. Brayshaw

Jon W. Brayshaw, Director

PFP 2015-2, LLC

/s/ Jon W. Brayshaw

Jon W. Brayshaw, Vice President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 10, 2015